Share-Based Payment Plans - Narrative (Details)										1 Months Ended
	Sep. 30, 2017 EUR (€) shares	Oct. 01, 2015 shares	Jun. 30, 2015 shares	Oct. 01, 2014 EUR (€) shares	May 30, 2014 EUR (€) phase shares	Jul. 01, 2013 EUR (€)	Jul. 01, 2012 EUR (€) shares	Jul. 01, 2011 EUR (€) shares	May 18, 2011 phase	Aug. 31, 2017 EUR (€) employee shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of total shareholder return			77.00%
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					5 years				5 years
Number of independent phases | phase					3				3
Number of shares assigned (in shares)		6,775,445		6,927,953		7,020,473	7,347,282	5,545,628
Fair value of shares assigned (in euros per share) | €				€ 6.82		€ 6.40	€ 5.87	€ 8.28
Percentage of total shareholder return			77.00%
Number of shares outstanding (in shares)		5,021,426	3,691,582
Number of equity instruments withheld (in shares)			966,883
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €					€ 1,800,000
Minimum amount an employee can expend to purchase shares | €					€ 300
Number of shares to be received (in shares)					1					3,187,055
Number of employees registered | employee										27,018
Value of rewarded shares | €										€ 33,000,000
Talent for the Future Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					5 years
Number of independent phases | phase					3
Number of shares assigned (in shares)	556,795	618,000
Fair value of shares assigned (in euros per share) | €	€ 6.82
Number of shares outstanding (in shares)											553,500
Group Executives | Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (in shares)			2,724,699